245 Summer Street

Fidelity® Investments

Boston, MA 02210

May 27, 2022

U.S. Securities & Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: File Room

RE:	Fidelity Greenwood Street Trust (the trust): File Nos. 333-261594 and 811-23762 Fidelity Macro Opportunities Fund Fidelity Risk Parity Fund (the fund(s))

________________________________________________________________________

Ladies and Gentlemen:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectus(es) and Statement(s) of Additional Information with respect to the above referenced fund(s) do not differ from those filed in Pre-Effective Amendment No. 2 to the trust’s registration statement, which was filed electronically on May 20, 2022 and declared effective on May 23, 2022.

Very truly yours,

/s/Cynthia Lo Bessette

Cynthia Lo Bessette

Secretary of the Trust